Overview (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 t Vessel Fleet	Dec. 31, 2012 Vessel
Background [Abstract]
Number of vessels in operation	8
Number of vessels under construction		12
Number of vessels acquired	1
Average age of vessels	5 years 10 months 24 days
Total number of fleet	21
Management and organizational structure [Abstract]
Common stock, issued through IPO (in shares)	10,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, IPO offering price (in dollars per share)	$ 14
Gross proceed from IPO	$ 140
Number of shares exchanged for reorganization (in shares)	8,049,500
Schedule of fleet [Abstract]
Deadweight	823,804
Ardmore Seavaliant February 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	49,998
IMO	3
Ardmore Seaventure June 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	49,998
IMO	3
Ardmore Seatrader December 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	47,141
IMO	0
Ardmore Seamaster September 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	45,840
IMO	3
Ardmore Seafarer August 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	45,744
IMO	0
Ardmore Centurion November 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	29,006
IMO	2
Ardmore Calypso January 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	17,589
IMO	2
Ardmore Capella January 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	17,567
IMO	2
Ardmore Seamariner October 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	45,726
IMO	0
Ardmore Seavantage January 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	49,997
IMO	3
Ardmore Seavanguard February 2014 [Member]
Schedule of fleet [Abstract]
Deadweight	49,998
IMO	3
SPP Hull S-1162 1Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	50,300
IMO	3
SPP Hull S-1163 2Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	50,300
IMO	3
SPP Hull S-1171 2Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	50,300
IMO	3
SPP Hull S-1172 3Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	50,300
IMO	3
HMD Hull H-2480 [Member]
Schedule of fleet [Abstract]
Deadweight	37,000
IMO	2
HMD Hull H-2481 1Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	37,000
IMO	2
FKA Hull N-2062 4Q14 [Member]
Schedule of fleet [Abstract]
Deadweight	25,000
IMO	2
FKA Hull N-2063 1Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	25,000
IMO	2
FKA Hull N-2065 3Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	25,000
IMO	2
FKA Hull N-2067 4Q15 [Member]
Schedule of fleet [Abstract]
Deadweight	25,000
IMO	2
GA Holdings LLC [Member]
Management and organizational structure [Abstract]
Ownership interest (in hundredths)	44.60%
Public Investor [Member]
Management and organizational structure [Abstract]
Ownership interest (in hundredths)	55.40%
Ardmore Seavaliant [Member]
Vessels [Abstract]
Time charter employment period of vessels	1 year
Ardmore Seaventure [Member]
Vessels [Abstract]
Time charter employment period of vessels	1 year